Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

H. Debt—On September 16, 2016, Alcoa Corporation and Alcoa Nederland Holding B.V. (AHNBV), a wholly-owned subsidiary of Alcoa Corporation, entered into a revolving credit agreement with a syndicate of lenders and issuers named therein, as amended, (the “Revolving Credit Agreement”). The Revolving Credit Agreement provides a $1,500 senior secured revolving credit facility (the “Revolving Credit Facility”), the proceeds of which may be used for transaction costs related to the Separation Transaction (see Note A), to provide working capital, and/or for other general corporate purposes of Alcoa Corporation and its subsidiaries. Subject to the terms and conditions of the Revolving Credit Agreement, AHNBV may from time to time request the issuance of letters of credit up to $750 under the Revolving Credit Facility, subject to a sublimit of $400 for any letters of credit issued for the account of Alcoa Corporation or any of its domestic subsidiaries.

The Revolving Credit Facility is scheduled to mature on November 1, 2021, unless extended or earlier terminated in accordance with the provisions of the Revolving Credit Agreement. Alcoa Corporation may make extension requests during the term of the Revolving Credit Facility, subject to the lender consent requirements set forth in the Revolving Credit Agreement. Under the provisions of the Revolving Credit Agreement, ANHBV will pay a quarterly commitment fee ranging from 0.225% to 0.450% (based on Alcoa Corporation’s leverage ratio) on the unused portion of the Revolving Credit Facility.

A maximum of $750 in outstanding borrowings under the Revolving Credit Facility may be denominated in euros. Loans will bear interest at a rate per annum equal to, at ANHBV’s option, either (a) an adjusted LIBOR rate or (b) a base rate determined by reference to the highest of (1) the prime rate of JPMorgan Chase Bank, N.A., (2) the greater of the federal funds effective rate and the overnight bank funding rate, plus 0.5%, and (3) the one month adjusted LIBOR rate plus 1% per annum, plus, in each case, an applicable margin. The applicable margin for all loans will vary based on Alcoa Corporation’s leverage ratio and will range from 1.75% to 2.50% for LIBOR loans and 0.75% to 1.50% for base rate loans. Outstanding borrowings may be prepaid without premium or penalty, subject to customary breakage costs.

All obligations of Alcoa Corporation or a domestic entity under the Revolving Credit Facility are secured by, subject to certain exceptions (including a limitation of pledges of equity interests in certain foreign subsidiaries to 65%, and certain thresholds with respect to real property), a first priority lien on substantially all assets of Alcoa Corporation and the material domestic wholly-owned subsidiaries of Alcoa Corporation and certain equity interests of specified non-U.S. subsidiaries. All other obligations under the Revolving Credit Facility are secured by, subject to certain exceptions (including certain thresholds with respect to real property), a first priority security interest in substantially all assets of Alcoa Corporation, ANHBV, the material domestic wholly-owned subsidiaries of Alcoa Corporation, and the material foreign wholly-owned subsidiaries of Holdings located in Australia, Brazil, Canada, Luxembourg, the Netherlands and Norway, including equity interests of certain subsidiaries that directly hold equity interests in AWAC entities. However, no AWAC entity is a guarantor of any obligation under the Revolving Credit Facility and no asset of any AWAC entity, or equity interests in any AWAC entity, will be pledged to secure the obligations under the Revolving Credit Facility.

The Revolving Credit Agreement includes a number of customary affirmative covenants. Additionally, the Revolving Credit Agreement contains a number of negative covenants (applicable to Alcoa Corporation and certain subsidiaries described as restricted), that, subject to certain exceptions, include limitations on (among other things): liens; fundamental changes; sales of assets; indebtedness; entering into restrictive agreements; restricted payments, including shareholder dividends and repurchases of common stock (see below); investments, loans, advances, guarantees, and acquisitions; transactions with affiliates; amendment of certain material documents; and a covenant prohibiting reductions in the ownership of AWAC entities, and certain other specified restricted subsidiaries of Alcoa Corporation, below an agreed level. The Revolving Credit Agreement also includes financial covenants requiring the maintenance of a specified interest expense coverage ratio of not less than 5.00 to 1.00, and a leverage ratio for any period of four consecutive fiscal quarters that is not greater than 2.25 to 1.00. As of September 30, 2016, Alcoa Corporation would have been in compliance with all such covenants if they had been measured as of such date.

In reference to the restricted payments covenant mentioned above, Alcoa Corporation may declare and make annual ordinary dividends in an aggregate amount not to exceed $38 in each of the November 1, 2016 through December 31, 2017 time period and annual 2018, $50 in each of annual 2019 and 2020, and $75 in the January 1, 2021 through November 1, 2021 time period (see below), except that 50% of any unused amount of the base amount in any of the specified time periods may be used in the next succeeding period following the use of the base amount in said time period. Also, Alcoa Corporation may repurchase shares of its common stock pursuant to stock option exercises and benefit plans in an aggregate amount not to exceed $25 during any fiscal year, except that 50% of any unused amount of the base amount in any fiscal year may be used in the next succeeding fiscal year following the use of the base amount in said fiscal year.

The Revolving Credit Agreement contains customary events of default, including with respect to a failure to make payments under the Revolving Credit Facility, cross-default and cross-judgment default and certain bankruptcy and insolvency events.

There were no amounts outstanding at September 30, 2016 and no amounts were borrowed during the 2016 third quarter under the Revolving Credit Facility.

Also in September 2016, ANHBV completed a Rule 144A (U.S. Securities Act of 1933, as amended) debt offering for $750 of 6.75% Senior Notes due 2024 (the “2024 Notes”) and $500 of 7.00% Senior Notes due 2026 (the “2026 Notes” and, collectively with the 2024 Notes, the “Notes”). ANHBV received $1,228 in net proceeds (see below) from the debt offering reflecting a discount to the initial purchasers of the Notes. The net proceeds will be used to make a payment to ParentCo to fund the transfer of certain assets from ParentCo to Alcoa Corporation in connection with the Separation Transaction (see Note A), and any remaining net proceeds will be used for general corporate purposes. The discount to the initial purchasers was deferred and is being amortized to interest expense over the respective terms of the Notes. Interest on the Notes will be paid semi-annually in March and September, commencing March 2017.

ANBHV has the option to redeem the Notes on at least 30 days, but not more than 60 days, prior notice to the holders of the Notes under multiple scenarios, including, in whole or in part, at any time or from time to time after September 2019, in the case of the 2024 Notes, or after September 2021, in the case of the 2026 Notes, at a redemption price specified in the indenture (up to 105.063% of the principal amount for the 2024 Notes and up to 103.500% of the principal amount of the 2026 Notes, plus any accrued and unpaid interest in each case). Also, the Notes are subject to repurchase upon the occurrence of a change in control repurchase event (as defined in the indenture) at a repurchase price in cash equal to 101% of the aggregate principal amount of the Notes repurchased, plus any accrued and unpaid interest on the Notes repurchased.

The Notes are senior unsecured obligations of ANHBV and do not entitle the holders to any registration rights pursuant to a registration rights agreement. ANHBV does not intend to file a registration statement with respect to resales of or an exchange offer for the Notes. The Notes are guaranteed on a senior unsecured basis by Alcoa Corporation and its subsidiaries that are guarantors under the Revolving Credit Agreement (the “subsidiary guarantors” and, together with Alcoa Corporation, the “guarantors”). Each of the subsidiary guarantors will be released from their Notes guarantees upon the occurrence of certain events, including the release of such guarantor from its obligations as a guarantor under the Revolving Credit Agreement.

The Notes indenture contains various restrictive covenants similar to those described above for the Revolving Credit Agreement, including a limitation on restricted payments, with, among other exceptions, capacity to pay annual dividends generally consistent with those provided for in the Revolving Credit Agreement, with annual capacity to pay $75 in each of annual 2021 through 2024.

In conjunction with this debt offering, the net proceeds of $1,228, plus an additional $81 of ParentCo cash on hand, were required to be placed in escrow contingent on completion of the Separation Transaction. The $81 represents the necessary cash to fund the redemption of the Notes, pay all regularly scheduled interest on the Notes through a specified date as defined in the indenture, and a premium on the principal of the Notes if the separation has not been completed by a certain time as defined in the indenture. As a result, the $1,228 of escrowed cash was included in Restricted cash on the accompanying Combined Balance Sheet at September 30, 2016. Additionally, the issuance of the Notes was not reflected in the accompanying Statement of Combined Cash Flows as it represents a noncash financing activity.

K. Debt

December 31,	2015	2014
BNDES Loans, due 2016-2029 (see below for weighted average rates)	$174	$267
Chelan County Loan, due 2031 (5.85%)	14	14
Other	37	61

	225	342
Less: amount due within one year	18	29

	$207	$313

The principal amount of long-term debt maturing in each of the next five years is $18 in 2016, $17 in 2017, $16 in 2018, $15 in 2019, and $15 in 2020.

BNDES Loans—Alcoa Corporation has a loan agreement with Brazil’s National Bank for Economic and Social Development (BNDES) that provides for a financing commitment of $397 (R$687), which is divided into three subloans and was used to pay for certain expenditures of the Estreito hydroelectric power project. Interest on the three subloans is a Brazil real rate of interest equal to BNDES’ long-term interest rate, 7.00% and 5.00% as of December 31, 2015 and 2014, respectively, plus a weighted-average margin of 1.48%. Principal and interest are payable monthly, which began in October 2011 and end in September 2029 for two of the subloans totaling R$667 and began in July 2012 and end in June 2018 for the subloan of R$20. This loan may be repaid early without penalty with the approval of BNDES.

As of December 31, 2015 and 2014, Alcoa Corporation’s outstanding borrowings were $136 (R$522) and $209 (R$560), respectively, and the weighted-average interest rate was 8.49%. During 2015 and 2014, Alcoa Corporation repaid $15 (R$48) and $20 (R$47), respectively, of outstanding borrowings. Additionally, Alcoa Corporation borrowed less than $1 (R$1) and $1 (R$2) under the loan in 2015 and 2014, respectively.

Alcoa Corporation has another loan agreement with BNDES that provides for a financing commitment of $85 (R$177), which also was used to pay for certain expenditures of the Estreito hydroelectric power project. Interest on the loan is a Brazil real rate of interest equal to BNDES’ long-term interest rate plus a margin of 1.55%. Principal and interest are payable monthly, which began in January 2013 and end in September 2029. This loan may be repaid early without penalty with the approval of BNDES. As of December 31, 2015 and 2014, Alcoa Corporation’s outstanding borrowings were $38 (R146) and $58 (R$156), respectively, and the interest rate was 6.55%. During 2015 and 2014, Alcoa Corporation repaid $3 (R$10) and $5 (R$11), respectively, of outstanding borrowings.